Document And Entity Information	12 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	Baijiayun Group Ltd
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001381074
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	24F, A1 South Building,
Entity Address, Address Line Two	No. 32 Fengzhan RoadYuhuatai District,
Entity Address, City or Town	Nanjing
Entity Address, Postal Zip Code	210000
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street,
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York,
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
City Area Code	(800)
Local Phone Number	221-0102